CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital [Member]	Equity reserves [Member]	Accumulated deficit [Member]	Non-controlling interest [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 556,256	$ 46,613	$ (183,676)	$ 203	$ 419,396
Beginning Balance (shares) at Dec. 31, 2016					201,829,207
Issuance of common shares for:
Exercise of share-based options	5,185	(1,613)			$ 3,572
Exercise of share-based options (shares)					1,620,750
Share-based payments		3,326			$ 3,326
Net income and comprehensive income for the period			5,776	537	6,313
Ending Balance at Dec. 31, 2017	561,441	48,326	(177,900)	740	$ 432,607
Ending Balance (shares) at Dec. 31, 2017					203,449,957
Issuance of common shares for:
Private placement, net of share issuance costs	17,412				$ 17,412
Private placement, net of share issuance costs (shares)					22,354,657
Share-based payments		935			$ 935
Net income and comprehensive income for the period			(141,372)	159	(141,213)
Derecognition of non-controlling interest on loss of control				$ (899)	(899)
Ending Balance at Dec. 31, 2018	$ 578,853	$ 49,261	$ (319,272)		$ 308,842
Ending Balance (shares) at Dec. 31, 2018					225,804,614